Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

December 30, 2014

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:
Post-Effective Amendment No. 144 to the Registration Statement on Form N-1A of Deutsche Gold & Precious Metals Fund (formerly DWS Gold & Precious Metals Fund) and Deutsche Science and Technology Fund (formerly DWS Science and Technology Fund and DWS Technology Fund) (each, a “Fund,” and together, the “Funds”), each a series of Deutsche Securities Trust (the “Trust”) (Reg. Nos. 002-36238; 811-02021)

Ladies and Gentlemen:

On behalf of the Funds, we are filing today through the EDGAR system Post-Effective Amendment No. 144 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment relates solely to the Funds and does not relate to any other series of the Trust.

The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 for review and comment by the Staff of the Securities and Exchange Commission (the “Commission”).  Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on March 1, 2015.  No fees are required in connection with this filing.

The Amendment is being filed principally to reflect a change in name for Deutsche Science and Technology Fund and related changes to the Fund’s principal investment strategies.  The Amendment has been electronically coded to show changes from the Funds’ Prospectus and Statement of Additional Information filed with the Commission on February 28, 2014 in Post-Effective Amendment No. 131 to the Trust’s Registration Statement.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Sincerely yours,

/s/James M. Wall

James M. Wall
Director and Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           Elizabeth Reza, Esq., Ropes & Gray